Expense Example	Mar. 01, 2026 USD ($)
California Municipal Fund | California Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 459
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,385
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,758
California Municipal Fund | California Municipal Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	795
Core Fixed Income Fund | Core Fixed Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,088
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Core Fixed Income Fund | Core Fixed Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	554
Core Fixed Income Fund | Core Fixed Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Core Fixed Income Fund | Core Fixed Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Core Fixed Income Fund | Core Fixed Income Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Core Plus Bond Fund | Core Plus Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	455
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,433
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Core Plus Bond Fund | Core Plus Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	717
Core Plus Bond Fund | Core Plus Bond Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Core Plus Bond Fund | Core Plus Bond Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Diversified Income Fund | Diversified Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	480
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,632
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,957
Diversified Income Fund | Diversified Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	1,005
Diversified Income Fund | Diversified Income Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Diversified International Fund | Diversified International Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,946
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Diversified International Fund | Diversified International Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,115
Diversified International Fund | Diversified International Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Diversified International Fund | Diversified International Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Diversified International Fund | Diversified International Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Equity Income Fund | Equity Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,541
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,724
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Equity Income Fund | Equity Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	675
Equity Income Fund | Equity Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Equity Income Fund | Equity Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Finisterre Emerging Markets Total Return Bond Fund | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Global Emerging Markets Fund | Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	983
Expense Example, with Redemption, 5 Years	1,299
Expense Example, with Redemption, 10 Years	2,190
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	233
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,620
Global Emerging Markets Fund | Global Emerging Markets Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,415
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Global Emerging Markets Fund | Global Emerging Markets Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,254
Expense Example, with Redemption, 10 Years	2,095
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,230
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,193
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	721
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,298
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	934
Government Money Market Fund | Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
Government Money Market Fund | Government Money Market Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	94
Expense Example, with Redemption, 10 Years	215
High Yield Fund | High Yield Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,441
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,788
High Yield Fund | High Yield Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	773
High Yield Fund | High Yield Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Inflation Protection Fund | Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	141
Inflation Protection Fund | Inflation Protection Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Inflation Protection Fund | Inflation Protection Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
International Equity Fund | International Equity Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
International Equity Fund | International Equity Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
International Equity Fund | International Equity Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
International Equity Fund | International Equity Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
LargeCap Growth Fund I | LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	834
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,651
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	442
Expense Example, with Redemption, 10 Years	988
LargeCap Growth Fund I | LargeCap Growth Fund I, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,430
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
LargeCap Growth Fund I | LargeCap Growth Fund I, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	537
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	128
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,164
LargeCap Value Fund III | LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
LargeCap Value Fund III | LargeCap Value Fund III, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,531
LargeCap Value Fund III | LargeCap Value Fund III, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,175
MidCap Fund | MidCap Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	637
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	1,597
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,804
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
MidCap Fund | MidCap Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MidCap Fund | MidCap Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
MidCap Fund | MidCap Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
MidCap Fund | MidCap Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
MidCap Value Fund I | MidCap Value Fund I, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,793
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,094
MidCap Value Fund I | MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	936
MidCap Value Fund I | MidCap Value I Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,476
MidCap Value Fund I | MidCap Value I Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
MidCap Value Fund I | MidCap Value Fund I , Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	821
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	724
Overseas Fund | Overseas Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,152
Overseas Fund | Overseas Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,767
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	620
Expense Example, with Redemption, 3 Years	771
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	1,407
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	458
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,373
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	602
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	454
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,328
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	456
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,350
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,575
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	1,663
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,766
Expense Example, with Redemption, 10 Years	3,963
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	809
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	759
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	451
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	568
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, R-6 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	451
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	488
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, R-6 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	199
Expense Example, with Redemption, 10 Years	453
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	430
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	189
Expense Example, with Redemption, 10 Years	429
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	442
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	490
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	513
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	430
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	581
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	199
Expense Example, with Redemption, 10 Years	453
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,016
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	1,014
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	521
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	2,018
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	2,106
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,271
Real Estate Securities Fund | Real Estate Securities Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,168
Expense Example, with Redemption, 10 Years	1,914
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,174
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	211
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Real Estate Securities Fund | Real Estate Securities Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,104
Real Estate Securities Fund | Real Estate Securities Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Real Estate Securities Fund | Real Estate Securities Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Real Estate Securities Fund | Real Estate Securities Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	651
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,762
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,935
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	1,729
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,927
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	1,795
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,968
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	473
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,554
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	1,897
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,827
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,016
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Short-Term Income Fund | Short-Term Income Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	958
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,581
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Short-Term Income Fund | Short-Term Income Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Short-Term Income Fund | Short-Term Income Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Short-Term Income Fund | Short-Term Income Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
SmallCap Fund | SmallCap Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,827
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
SmallCap Fund | SmallCap Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,082
SmallCap Fund | SmallCap Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
SmallCap Fund | SmallCap Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
SmallCap Fund | SmallCap Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
SmallCap Growth Fund I | SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,223
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,745
SmallCap Growth Fund I | SmallCap Growth I Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,396
SmallCap Growth Fund I | SmallCap Growth Fund I, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	137
Expense Example, with Redemption, 10 Years	314
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,487
SmallCap Value Fund II | SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,241
SmallCap Value Fund II | SmallCap Value II Fund, Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,756
SmallCap Value Fund II | SmallCap Value II Fund, Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
SmallCap Value Fund II | SmallCap Value Fund II, Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	465
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,464
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,901
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 887